N-4	Aug. 10, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Aug. 10, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The changes described in this Supplement affect:

●
Appendix A – Investment Options Available Under The Contract; and
●
Appendix B – Investment Requirements.

Appendix A – Investment Options Available Under The Contract:

Addition of a New Investment Option: On or about August 17, 2026, the following fund will be added as an investment option under your Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
To generate high income while providing reduced downside risk through exposure to the MerQube US Large-Cap Vol Advantage Autocallable VIP Index (the “Autocallable Index”).	Calamos U.S. Equity Autocallable VIP Fund – Class II	1.16%*	N/A	N/A	N/A

*This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, the fund’s annual expenses reflect temporary expense reductions.

For more complete information about the fund, including its principal investment strategies and principal risks, please refer to the underlying fund prospectus.

Appendix B – Investment Requirements:

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the Prospectus, according to which Living Benefit Rider you own and when you elected that Living Benefit Rider. Please refer to your Prospectus to determine if you are subject to Investment Requirements. The change outlined below is effective for August 17, 2026, and is in addition to the existing Investment Requirements in your Prospectus. All other provisions of Investment Requirements remain unchanged.

The Calamos U.S. Equity Autocallable VIP Fund is not available under any Investment Requirements described in the Prospectus.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The changes described in this Supplement affect:
●
Appendix A – Investment Options Available Under The Contract; and
●
Appendix B – Investment Requirements.
Appendix A – Investment Options Available Under The Contract:
Addition of a New Investment Option: On or about August 17, 2026, the following fund will be added as an investment option under your Contract
Portfolio Companies [Table Text Block]

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
To generate high income while providing reduced downside risk through exposure to the MerQube US Large-Cap Vol Advantage Autocallable VIP Index (the “Autocallable Index”).	Calamos U.S. Equity Autocallable VIP Fund – Class II	1.16%*	N/A	N/A	N/A

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, the fund’s annual expenses reflect temporary expense reductions
Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]
Appendix B – Investment Requirements:
If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the Prospectus, according to which Living Benefit Rider you own and when you elected that Living Benefit Rider. Please refer to your Prospectus to determine if you are subject to Investment Requirements. The change outlined below is effective for August 17, 2026, and is in addition to the existing Investment Requirements in your Prospectus. All other provisions of Investment Requirements remain unchanged.
The Calamos U.S. Equity Autocallable VIP Fund is not available under any Investment Requirements described in the Prospectus
Calamos U.S. Equity Autocallable VIP Fund - Class II[Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To generate high income while providing reduced downside risk through exposure to the MerQube US Large-Cap Vol Advantage Autocallable VIP Index (the “Autocallable Index”).
Portfolio Company Name [Text Block]	Calamos U.S. Equity Autocallable VIP Fund – Class II
Current Expenses [Percent]	1.16%